Employee Benefits - Summary of Employee Benefits (Present Value of Funded Obligation) (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of defined benefit plans [abstract]
Present value of unfunded obligation	$ 9,316	$ 7,090
Total	$ 9,316	$ 7,090